Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 249,654	$ 100,791
Other financial assets	0	19,387
Marketable securities	38,853	29,146
Other current assets	6,283	4,901
Total current assets	294,790	154,225
Non-current assets
Marketable securities	5,378	33,300
Property, plant and equipment	692	748
Other non-current assets	1,162	0
Total non-current assets	7,232	34,048
Total assets	302,022	188,273
Current liabilities
Trade payables	3,837	3,741
Lease liability	365	255
Other current liabilities	6,206	4,957
Total current liabilities	10,408	8,953
Non-current liabilities
Lease liability	217	369
Total non-current liabilities	217	369
Total liabilities	10,625	9,322
Equity attributable to owners
Share capital	1,551	1,301
Additional paid-in capital	431,061	291,463
Other reserves	10,708	5,194
Foreign currency translation reserve	(11,635)	(12,561)
Accumulated deficit	(140,288)	(106,446)
Total equity	291,397	178,951
Total liabilities and equity	$ 302,022	$ 188,273